[Front cover]

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

[GRAPHIC]  Kalmar Logo

"GROWTH-WITH-VALUE" SMALL CAP FUND
SEMI ANNUAL REPORT
JUNE 30, 1997

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      REPORT FROM MANAGEMENT
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


DEAR FELLOW SHAREHOLDERS & FRIENDS:

Welcome, as fellow shareholders, to the Kalmar "Growth-with-
Value" Small Cap Fund! We are very pleased to be up and running so successfully and trust you share our enthusiasm.
Philosophy and Approach.

As you know, this is the Fund's very first report to shareholders, having commenced investment operations on April 11, 1997. Since most of you were previously clients of Kalmar Investments, some for many years, we first want to thank you for your confidence in the Kalmar management team and for becoming founding shareholders in this your new Fund. As before the Fund's inception, we pledge the same hard creative work and adherence to the investment disciplines and thorough hands-on original research in smaller, rapidly growing, but undervalued companies that has made Kalmar's "Growth-with-Value" investment style so rewarding to clients over the long term.

Your investment team will continue to aggressively search out stocks of dynamic "good businesses" that we can hope to own for the longer term to profit from in two ways: First, by benefiting from the strong business value growth that smart managements generate through development and sale of innovative products and services to growing markets; and second, by enjoying upward revaluation in the stocks of such companies as their on-going business success moves them through the discovery cycle, from being under-valued and under-owned institutionally to greater investor recognition and sponsorship.

In keeping with the conservative intent of our fundamentals-driven approach to small growth investing and the respect for risk of your seasoned investment team, Kalmar seeks both lower risk and superior longer term rewards with our consciously integrated "Growth-with-Value" style, as well as in our well-diversified portfolio of sound, focused businesses. In effect, we aim to take less risk than the high turnover "aggressive growth" and "momentum" styles so predominant today, without any compromise in superior return potential. Hence, among our objectives are to make fewer, better investment decisions for longer holding periods and larger gains.

INVESTMENT OUTLOOK.

The nadir in small stock performance for this market cycle, we believe, was expierienced in the first four months of 1997. With this behind us, and bearing fully in mind the extreme valuation of the overall U.S. stock market, we are further convinced that well-researched small growth companies bought with appropriate attention to value can materially outperform larger stocks over the next several years.

America's larger companies have been experiencing a multi-year boom in earnings as leverage from a decade of cost cutting, downsizing and refocusing have enabled their profits to grow anywhere from two to four times faster than revenues. However positive, this is highly unusual and unsustainable. It has been a major contributor to this the biggest Bull Market in history and has resulted in a ballooning of large cap stock market valuations. The outlook now should be for some slowing of recent years' spectacular large company earnings momentum.

Stocks of smaller companies by contrast seem to offer more reasonable relative value, less speculation, and potentially superior future earnings growth. Certainly these positive ingredients should be at work for your portfolio companies if Kalmar's hands-on research is on the mark. Furthermore, if interest rates remain low and capital gains taxes are reduced as expected,

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      REPORT FROM MANAGEMENT
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

there will be additional reasons for
small growth company price/earnings multiples to expand.

Atypically, they have not done so yet in this Bull Market. Allowing for the possibility of some heart-stopping short run volatility in today's extended market, Kalmar is very optimistic about the potential several year returns from our "Growth-with-Value" investment approach.

RECENT RESULTS AND START-UP REPORT.

With very fortunate timing after several years of progressive underperformance by small stocks, your Fund came out of the starting blocks very strongly. While any fund's initial two and a half months are hardly a period over which to judge investment results for sensible long term investors, nevertheless we are extremely pleased to report on your Fund's successful start-up. From the commencement of operations on April 11, 1997 through the quarter-end June 30, 1997, net asset value increased from $10.00 per share to $12.04 per share for a total return of 20.4% compared to gains of 15.2% for the Russell 2000 and 17.2% for the S&P 500 over the same period. Since most of today's shareholders transferred their pre-existing Kalmar portfolios into the fund in kind, your particular returns should have been quite similar to this even though the timing of your exchange into Fund shares may have taken place well after the initial inception date. In fact, for varied client-specific administrative reasons this was a common experience. Most importantly though, from an investment perspective the transition was accomplished with professionalism and success. Net assets in the Fund had reached $163.7 million by quarter's end from both your contributions and appreciation.

As shareholders together with you, your Kalmar administrative, trading and portfolio management teams unanimously look forward to many years of prosperous investing in our inaugural Fund. We have an intense commitment to win for our mutual benefits and a unique "Growth-with-Value" investment style that is both productive and sensible. Above all, our original hands-on research adds great value and is continuously fascinating.

Good Luck and Good Hunting to us all! This brings our best wishes for a productive and pleasant summer.

          Yours sincerely,


		  /s/ Ford B. Draper, Jr.
		  Ford B. Draper, Jr.
          President

PLEASE BEAR IN MIND THAT INVESTING IN SMALL COMPANIES' STOCKS CAN INVOLVE HIGHER RISK AND VOLATILITY THAN THOSE OF LARGER COMPANIES. THE S&P 500 AND RUSSELL 2000 ARE UNMANAGED STOCK MARKET INDICES WITHOUT ANY ASSOCIATED EXPENSES AND THEIR RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDENDS. THE TOTAL RETURN FOR THE FUND WAS HIGHER DUE TO THE ADVISER'S PARTIAL FEE WAIVER. ALSO, PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES MAY FLUCTUATE, SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

July 21, 1997

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS (UNAUDITED)
-------------------                                               JUNE 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND
                                                               MARKET
												                VALUE
												 SHARES		  (NOTE 2)
                                                 ------       --------
COMMON STOCK - 88.3%
FINANCE & INSURANCE - 3.7%
     INSURANCE CARRIERS - 0.9%
     Penn Treaty American Corp.*.............     48,475    $  1,484,547
                                                            ------------

     LIFE INSURANCE - 0.4%
     Provident American Corp.*...............    140,000         700,000
                                                            ------------

     SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS - 2.4%
     AmeriCredit Corp. *.....................    136,400       2,864,400
     National Auto Credit, Inc...............    111,030         985,391
                                                            ------------
                                                               3,849,791
                                                            ------------

     TOTAL FINANCE & INSURANCE.........................        6,034,338
                                                            ------------
MANUFACTURING - 36.5%
     CHEMICALS & ALLIED PRODUCTS - 1.8%
     Lesco, Inc..............................    115,075       2,128,887
     Life Technologies, Inc..................     27,700         768,675
                                                            ------------
                                                               2,897,562
                                                            ------------
     COMPUTER & OFFICE EQUIPMENT - 3.2%
     Caere Corp.*............................    134,100         980,606
     Dataworks Corp.*........................     47,800       1,045,625
     Hyperion Software Corp.*................     38,500         861,438
     In Focus Systems, Inc.*.................     38,000         973,750
     Par Technology Corp.*...................     28,000         252,000
     Quad Systems Corp.*.....................     55,900         461,175
     Raster Graphics, Inc.*..................     82,800         600,300
                                                            ------------
                                                               5,174,894
                                                            ------------
     ELECTRONIC TECHNOLOGY - 2.5%
     Electromagnetic Sciences, Inc.*.........    131,900       2,308,250
     Integrated Circuit Systems, Inc.*.......     77,400       1,756,013
                                                            ------------
                                                               4,064,263
                                                            ------------
     MISCELLANEOUS ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES - 7.5%
     American Precision Industries...........     53,000       1,026,875
     AMETEK, Inc.............................    112,600       2,646,100
     Benchmark Electronics, Inc.*............     89,825       3,637,912
     C & D Technology, Inc...................     56,150       2,105,625
     Core Industries, Inc....................     85,700       2,121,075
     Optek Technology, Inc.*.................     47,100         688,838
                                                            ------------
                                                              12,226,425
                                                            ------------
     MISCELLANEOUS INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
     Applied Power, Inc. (A Shares)..........     48,300       2,493,488
                                                            ------------
	 MISCELLANEOUS MANUFACTURING INDUSTRIES - 10.1%
     Acorn Products, Inc.*...................     54,500         763,000
     Brady (W.H.) Co.........................     53,350       1,547,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
-------------------                                               JUNE 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND
                                                               MARKET
												                VALUE
												 SHARES		  (NOTE 2)
                                                 ------       --------


     MISCELLANEOUS MANUFACTURING INDUSTRIES - CONTINUED
     Caraustar Industries, Inc...............     35,700    $  1,236,113
     Chirex, Inc.............................     44,500         528,437
     Cuno, Inc.*.............................    130,300       2,182,525
     Furon Co................................    129,200       4,053,650
     Insituform Technologies (A Shares)*.....    259,700       1,590,662
     Rogers Corp.*...........................     40,700       1,434,675
     Shaw Group, Inc.*.......................     59,800         971,750
     Zero Corp...............................     86,400       2,268,000
                                                            ------------
                                                              16,575,962
                                                            ------------
     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 3.9%
     Analogic Corp...........................     87,900       2,988,600
     General Scanning, Inc.*.................    106,300       1,567,925
     Sola International, Inc.*...............     54,600       1,829,100
                                                            ------------
                                                               6,385,625
                                                            ------------
     PRINTING & PUBLISHING - 1.3%
     Cadmus Communications Corp..............     63,600         985,800
     International Imaging Materials, Inc.*..     72,700       1,181,375
                                                            ------------
                                                               2,167,175
                                                            ------------
     TELECOMMUNICATIONS EQUIPMENT - 2.7%
     Allen Group, Inc.*......................     64,900       1,346,675
     Blonder Tongue Laboratories, Inc.*......     50,200         395,325
     Natural Microsystems Corp.*.............     75,000       2,700,000
                                                            ------------
                                                               4,442,000
                                                            ------------
     TEXTILES & APPAREL - 0.0%
     Carlyle Industries, Inc.................     29,200          62,050
                                                            ------------

     TRANSPORTATION - 2.0%
     Airnet Systems, Inc. *..................    120,900       1,979,737
     Simon Transportation Services, Inc.*....     63,400       1,260,075
                                                            ------------
                                                               3,239,812
                                                            ------------
     TOTAL MANUFACTURING...............................       59,729,256
                                                            ------------
MINING - 3.9%
     CRUDE PETROLEUM & NATURAL GAS - 0.7%
     Dawson Production Services, Inc.*.......     77,400       1,083,600
                                                            ------------

     MISCELLANEOUS METAL ORES - 1.9%
     Martin Marietta Materials, Inc..........     98,000       3,172,750
                                                            ------------

     OIL & GAS EXPLORATION - 1.3%
     EVI, Inc................................     50,000       2,100,000
                                                            ------------

     TOTAL MINING......................................        6,356,350
                                                            ------------
SERVICES -22.9%
     AMUSEMENT & RECREATION SERVICES - 0.3%
     Fine Host Corp.*........................     13,600         428,400
                                                            ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
-------------------                                               JUNE 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND
                                                               MARKET
												                VALUE
												 SHARES		  (NOTE 2)
                                                 ------       --------

     BUSINESS SERVICES - 4.0%
     Healthplan Services Corp.*..............    148,600    $  2,804,825
     Norstan, Inc.*..........................     73,300       1,191,125
     Unitog Co...............................     45,000       1,215,000
     Xpedite Systems, Inc.*..................     75,200       1,297,200
                                                            ------------
                                                               6,508,150
                                                            ------------
     COMPUTER SERVICES - 12.7%
     Computer Horizons Corp. *...............    223,035       7,638,932
     Interlink Computer Sciences, Inc.*......     84,900         647,362
     INTERSOLV, Inc.*........................    195,300       1,830,938
     Keane, Inc.*............................     44,800       2,329,600
     Medic Computer Systems, Inc.............      2,800          62,300
     Mercury Interactive Corp.*..............     58,600         871,675
     Platinum Technology.....................     35,500         470,375
     Prophet 21, Inc.*.......................     26,500         142,436
     Sterling Software, Inc..................        400          12,500
     Systems & Computer Technology Corp.*....    252,405       6,751,834
                                                            ------------
                                                              20,757,952
                                                            ------------
     HOME HEALTHCARE SERVICES - 0.5%
     Amercian Homepatient, Inc.*.............     34,900         872,500
                                                            ------------

     MEDICAL & HEALTH SERVICES - 3.0%
     Phycor, Inc.*...........................     75,812       2,610,776
     Renal Care Group, Inc.*.................     41,900       1,746,706
     SMT Health Services, Inc.*..............     47,500         549,219
                                                            ------------
                                                               4,906,701
                                                            ------------
     PERSONAL SERVICES - 2.4%
     DeVRY, Inc.*............................     87,700       2,367,900
     Seattle Filmworks, Inc.*................    134,400       1,612,800
                                                            ------------
                                                               3,980,700
                                                            ------------
     TOTAL SERVICES....................................       37,454,403
                                                            ------------
WHOLESALE & RETAIL TRADE - 21.3%
     MISCELLANEOUS RETAIL STORES - 7.6%
     Aaron Rents, Inc........................    208,850       2,793,369
     Alrenco, Inc.*..........................      1,200          15,900
     Casey's General Stores, Inc.............     67,050       1,443,670
     Cort Business Services Corp.*...........     95,900       2,829,050
     Party City Corp.*.......................     79,900       1,338,325
     Renters Choice, Inc.*...................    203,300       4,040,588
                                                            ------------
                                                              12,460,902
                                                            ------------
     RETAIL DEPARTMENT STORES - 1.4%
     Family Dollar Stores, Inc...............     85,800       2,338,050
                                                            ------------

     RETAIL EATING & DRINKING PLACES - 1.6%
     Consolidated Products, Inc.*............     86,764       1,615,980
     Cooker Restaurant Corp..................     99,800       1,066,612
                                                            ------------
                                                               2,682,592
                                                            ------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED
-------------------                                               JUNE 30, 1997
"GROWTH-WITH-VALUE"
    SMALL CAP FUND
                                                               MARKET
												                VALUE
												 SHARES		  (NOTE 2)
                                                 ------       --------

	 WHOLESALE ELECTRONIC EQUIPMENT & COMPUTERS - 3.0%
     Insight Enterprises, Inc.*..............     49,700    $  1,494,106
     Kent Electronics Corp.*.................     48,700       1,786,682
     Pomeroy Computer Resources, Inc.*.......     39,200         970,200
     Richardson Electronics, Ltd.............     86,200         716,537
                                                            ------------
                                                               4,967,525
                                                            ------------
     WHOLESALE MISCELLANEOUS - 7.7%
     Finishmaster, Inc.*.....................     25,700         224,875
     JP Foodservice, Inc.*...................    100,000       2,868,750
     Kevco, Inc.*............................     55,100         743,850
     Keystone Automotive Industries, Inc.....    140,400       2,386,800
     National Media Corp.*...................     49,100         319,150
     Patterson Dental Co.*...................     83,500       2,865,094
     Performance Food Group Co.*.............    105,600       2,217,600
     Richfood Holdings, Inc..................        700          18,200
     Suburban Ostomy Supply Company, Inc.*...    100,100         938,438
                                                            ------------
                                                              12,582,757
                                                            ------------
     TOTAL WHOLESALE & RETAIL TRADE....................       35,031,826
                                                            ------------
     Total Common Stock
      (Cost $131,263,367)..............................      144,606,173
                                                            ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.0%
                                                   PAR
                                                  (000)
                                                  -----

     Federal Home Loan Banks Notes, 5.30%, 07/01/97
      (Cost $19,600,000).....................     19,600      19,600,000
                                                            ------------


TOTAL INVESTMENTS (COST $150,863,367) - 100.3%               164,206,173
                                                            ------------

OTHER ASSETS AND LIABILITIES, NET - (0.3)%..............        (502,413)
                                                            ------------
NET ASSETS - 100.0%...................................      $163,703,760
                                                            ============

*Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT             STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
              TRUST                                               JUNE 30, 1997
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


ASSETS
Investments in securities, at market value
(cost $150,863,367)..............................               $  164,206,173
Cash.............................................                        1,197
Receivables for:
 Dividends and interest..........................                       39,104
 Investment securities sold......................                      740,559
 Capital shares sold.............................                      195,073
Unamortized organizational costs.................                       27,713
 Total Assets....................................                  165,209,819
                                                                --------------
LIABILITIES
Payables for:
 Investment securities purchased.................                    1,277,259
 Capital shares repurchased......................                        1,000
Due to Adviser...................................                      154,888
Accrued expenses.................................                       72,912
                                                                --------------
 Total Liabilities...............................                    1,506,059
                                                                --------------
NET ASSETS.......................................               $  163,703,760
                                                                ==============
NET ASSETS CONSISTED OF:
Shares of beneficial interest....................               $      135,946
Additional paid in capital.......................                  149,712,844
Accumulated net investment loss..................                      (36,958)
Accumulated net realized gain on investments.....                      549,122
Net unrealized appreciation on investments.......                   13,342,806
                                                                --------------
NET ASSETS FOR 13,594,564 SHARES OUTSTANDING.....               $  163,703,760
                                                                ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
 ($163,703,760/13,594,564 outstanding shares
 of beneficial interest,$0.01 par value).........                       $12.04
                                                                        ======
SEE ACCOMPANYING NOTES

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         STATEMENT OF OPERATIONS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                              FOR THE PERIOD
                                                              APRIL 11, 1997+
                                                                  THROUGH
                                                               JUNE 30, 1997
                                                              ---------------
INVESTMENT INCOME
 Dividends......................................                 $      74,032
 Interest.......................................                        89,451
                                                                 -------------
  Total Investment Income.......................                       163,483
                                                                 -------------
EXPENSES
 Advisory  fee..................................                       160,353
 Accounting fee.................................                        11,960
 Administration fee.............................                        22,045
 Transfer agent fee.............................                         2,952
 Custodian fee..................................                         1,376
 Audit..........................................                         3,328
 Legal..........................................                         5,502
 Shareholder Reports............................                         2,659
 Registration fee...............................                         5,808
 Trustees' fees and expenses....................                         3,974
 Amortization of Organizational expense.........                         1,287
 Miscellaneous..................................                         1,664
                                                                --------------
  Total expenses before fee waivers.............                       222,908

    Advisory fee waived (Note 4) ...............                        (5,464)
    Administration fee waived (Note 4)..........                       (11,023)
    Accounting fee waived (Note 4)..............                        (5,980)
	                                                            --------------
     Total Expenses, Net........................                       200,441
                                                                --------------
NET INVESTMENT LOSS.............................                       (36,958)
                                                                --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investment transactions...                       549,122
 Change in net unrealized appreciation on
  investments...................................                    13,342,806
                                                                --------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     13,891,928
                                                                --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......................                 $  13,854,970
                                                                ==============
+ Commencement of Operations.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                               FOR THE PERIOD
                                                               APRIL 11, 1997+
                                                                   THROUGH
                                                                JUNE 30, 1997
                                                               --------------
 OPERATIONS
  Net investment loss..........................                 $     (36,958)
  Net realized gain on investment transactions.                       549,122
  Change in net unrealized appreciation on
   investments.................................                    13,342,806
                                                                -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................                    13,854,970
                                                                -------------

 FUND SHARE TRANSACTIONS (A):
    Receipt from shares sold...................                   150,016,890
    Shares redeemed............................                      (218,100)
                                                                -------------
  Net increase in net assets from Fund share
   transactions................................                   149,798,790
                                                                -------------

 TOTAL INCREASE IN NET ASSETS..................                   163,653,760

 NET ASSETS:
  Beginning of period..........................                        50,000
                                                                 ------------
  End of period................................                  $163,703,760
                                                                 ============

 (A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
  Shares sold..................................                    13,609,442
  Shares redeemed..............................                       (19,878)
                                                                 ------------
  Net increase in shares.......................                    13,589,564
  Shares outstanding - Beginning balance.......                         5,000
                                                                 ------------
  Shares outstanding - Ending balance..........                    13,594,564
                                                                 ============
+ Commencement of Operations.
SEE ACCOMPAYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                            FINANCIAL HIGHLIGHTS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                             FOR THE PERIOD
                                                             APRIL 11, 1997+
                                                                THROUGH
                                                              JUNE 30, 1997
                                                             ---------------

Net asset value at beginning of period..........                  $   10.00
                                                                  =========
INVESTMENT OPERATIONS

Net investment loss.............................                       0.00
Net realized and unrealized gain on investments.                       2.04
                                                                  ---------
  Total from investment operations..............                       2.04
                                                                  ---------

Net asset value at end of period................                     $12.04
                                                                  =========
Total return....................................                     20.40%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses++.....................................                     1.25%*
 Net investment loss............................                   (0.23)%*
Portfolio turnover rate.........................                     13.58%
Average commission rate paid....................                    $0.0518
Net assets at end of period (000 omitted).......                   $163,704

*    Annualized.
+    Commencement of Operations.
++   Kalmar  Investment  Advisers waived a portion of  its  advisory  fee  and
     Rodney   Square   Management  Corporation  waived  a   portion   of   its
     adminstration and accounting fees for the period. If these expenses had been incurred by the Fund, the annualized ratio of expenses to average daily net assets for the period would have been 1.39%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST             NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1.DESCRIPTION OF THE FUND.  The Kalmar "Growth-With-Value"  Small
  Cap Fund (the "Fund") is the first series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware business trust organized on November 6, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

SECURITY  VALUATION.   The Fund's securities,  except  short-term
  investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FEDERAL INCOME TAXES. The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

DISTRIBUTIONS  TO SHAREHOLDERS.  Distributions of net  investment
  income  and  net  realized gains will  be  made  annually.   An
  additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

DEFERRED  ORGANIZATION  COSTS. Costs  incurred  by  the  Fund  in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS.  The
  preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER.   Investment security transactions are accounted for on  a
  trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

             KALMAR
             POOLED
         INVESTMENT
              TRUST   NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND


3.  PURCHASES  AND  SALES OF INVESTMENT SECURITIES.   During  the
  period ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

         Purchases.............     $17,479,583
         Sales.................       8,278,817


4. INVESTMENT ADVISORY FEE AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers as its investment adviser (the "Adviser"). Pursuant to an Investment Advisory agreement with the trust on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. During the current fiscal year, the Adviser has voluntarily agreed to waive its fees or assume certain expenses of the Fund so that the total annual operating costs of the Fund will not exceed 1.25% of the average daily net assets of the Fund. For the period ended June 30, 1997, the Fund incurred advisory fees of $160,353, of which $5,464 was waived.

Rodney  Square Management Corporation ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. As Administrator, Rodney Square is responsible for services such as budgeting, maintaining federal registration of the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee at an annual rate based upon the average daily net assets of the Fund of 0.15% of average daily net assets up to $50 million and 0.10% of average daily net assets over $50 million. Rodney Square has agreed to waive a portion of its administration fees. The administration fee earned by Rodney Square for the period ended June 30, 1997 amounted to $22,045, of which $11,023 has been waived.

Rodney Square also serves as Transfer and Dividend Paying Agent of the Fund pursuant to a Transfer Agency Agreement with the Trust on behalf of the Fund. WTC serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

Rodney  Square  determines the net asset value per share  of  the
  Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For the accounting services provided, Rodney Square receives an annual fee of $45,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million and 0.02% of average daily net assets over $100 million. Rodney Square has agreed to waive a portion of its accounting services fees. For the period ended June 30, 1997, Rodney Square earned accounting services fees amounting to $11,960, of which $5,980 was waived.

Certain Trustees and officers of the Trust are also officers of the Adviser. Such Trustees and officers are paid no fees by the Trust for serving as trustees or officers of the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

	INVESTMENT ADVISER
	Kalmar Investment Advisers
	Barley Mill House
	3701 Kennett Pike
	Greenville, DE  19807


	UNDERWRITER
	Rodney Square Distributors, Inc.
	1105 N. Market Street
	Wilmington, DE  19890


	SHAREHOLDER SERVICES
	Rodney Square Management Corporation
	Rodney Square North
	1100 N. Market Street
	Wilmington, DE  19890

	CUSTODIAN
	Wilmington Trust Company
	Rodney Square North
	1100 N. Market Street
	Wilmington, DE  19890-0001

	LEGAL COUNSEL
	Stradley, Ronon, Stevens & Young, LLP
	2600 One Commerce Square
	Philadelphia, PA  19103-7098

	AUDITORS
	Coopers & Lybrand, L.L.P.
	2400 Eleven Penn Center
	Philadelphia, PA  19103

[Back cover]


KALMAR POOLED INVESTMENT TRUST
    BARLEY MILL HOUSE
    3701 KENNETT PIKE
   GREENVILLE, DE 19807
  (PHONE) 302-658-7575
   (FAX) 302-658-7513